Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current assets.
Schedule of other non-current assets

	At December 31,
(in thousands of $)	2022	2021	2020
Non-current restricted cash	$1,736	$1,707	$1,509
Non-current financial assets held at fair value through profit or loss	21,715	17,459	6,307
Non-current financial assets held at fair value through OCI	17,443	35,710	—
Total other non-current assets	$40,894	$54,876	$7,816

Schedule of non current financial assets at fair value through profit or loss

	At December 31,
(in thousands of $)	2022	2021	2020
Cost at January 1	$76,659	$1,659	$1,659
Additions of the year	—	75,000	—
Cost at December 31	$76,659	$76,659	$1,659

Fair value adjustments at January 1	$(23,490)	$4,648	$1,257
Fair value adjustment of the year through profit or loss	4,256	11,152	2,951
Fair value adjustment of the year through OCI	(18,267)	(39,290)	—
Translation difference	—	—	440
Fair value adjustment at December 31	$(37,501)	$(23,490)	$4,648

Net book value at December 31	$39,158	$53,169	$6,307